Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Deposits		¥ 12,870,155	¥ 9,787,387
Salary and welfare		3,952,163	3,131,752
Payable related to employees' exercise of share-based awards		42,979	152,177
Rental fee payables		653,105	400,632
Internet data center fee		387,478	212,143
Professional fee		122,930	59,802
Vehicle fee		114,576	69,042
Others		2,149,294	1,304,905
Total	$ 2,951,448	¥ 20,292,680	¥ 15,117,840